Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Sep. 30, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
EIN:    20-5645878
Plan#:    002

(a) and (b) Identity of Issue, Borrower, Lessor or Similar Party	(c) Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(d) Cost	(e) Current Value

Employer Stock
**Timberland Bancorp, Inc.	Common Stock – 268,097 Shares	$2,009,387	$8,922,268

**Timberland Bancorp, Inc.	Common Stock – 123,975 Shares	*	4,125,888
			13,048,156

Mutual Funds
Vanguard	LifeStrategy Moderate Growth	*	3,055,635

Vanguard	LifeStategy Growth	*	2,781,725

Vanguard	Total Stock Market Index Admiral	*	2,504,308

Vanguard	Total World Stock Index Admiral	*	2,380,598

Vanguard	Federal Money Market Fund	*	2,189,848

Vanguard	Small Cap Growth Index Institutional	*	1,130,365

Vanguard	Target Retirement 2035	*	1,087,740

Vanguard	LifeStrategy Conservative Growth	*	1,043,203

Vanguard	Total International Stock Index Admiral	*	931,277

Dimensional Fund Advisors	Large Company Institutional	*	919,111

Dimensional Fund Advisors	U.S. Target Value	*	805,060

Vanguard	Growth Index Admiral	*	767,184

Dimensional Fund Advisors	U.S. Large Cap Value	*	705,182

Vanguard	Balanced Index Admiral	*	615,069

Vanguard	Total Bond Market Index Admiral	*	563,040

Vanguard	Target Retirement 2030	*	555,514

Vanguard	Target Retirement 2055	*	526,601

(a) and (b) Identity of Issue, Borrower, Lessor or Similar Party	(c) Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(d) Cost	(e) Current Value

Vanguard	Target Retirement 2065	*	476,122

Vanguard	Target Retirement 2025	*	438,586

Vanguard	Mid Cap Index Admiral	*	435,186

Vanguard	Target Retirement 2060	*	426,544

Vanguard	Target Retirement 2045	*	422,360

Vanguard	Target Retirement 2050	*	390,547

Dimensional Fund Advisors	Real Estate Securities I	*	305,718

Dimensional Fund Advisors	Inflation Protected Securities I	*	278,420

Vanguard	LifeStrategy Income	*	252,551

Vanguard	Target Retirement 2040	*	237,459

Dimensional Fund Advisors	International Small Company	*	134,080

Vanguard	Target Retirement Income	*	118,394

Dimensional Fund Advisors	International Value I	*	92,442

Vanguard	Short-Term Investment Grade	*	81,650

Vanguard	Emerging Markets Stock Index	*	77,654

Vanguard	Target Retirement 2020	*	1,347

			26,730,520
			$39,778,676